Consolidated Statements of Operations and Comprehensive Income $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net		$ 59,241		$ 76,178,000	$ 58,496,000	$ 72,782,000
Cost of revenue		(44,764)		(57,562,000)	(47,838,000)	(57,000,000)
Gross profit		14,477		18,616,000	10,658,000	15,782,000
Operating cost and expenses:
Selling and distribution		(591)		(760,000)	(635,000)	(729,000)
General and administrative		(8,295)		(10,666,000)	(7,226,000)	(6,856,000)
Total operating cost and expenses		(8,886)		(11,426,000)	(7,861,000)	(7,585,000)
Profit from operations		5,591		7,190,000	2,797,000	8,197,000
Other income (expense):
Loss from disposal of plant and equipment						55,000
Loss from disposal of plant and equipment		(23)		(30,000)	(126,000)
Interest income		207		266,000	616,000	34,000
Interest expense		(684)		(880,000)	(949,000)	(822,000)
Government grant		6		8,000	139,000	41,000
Write back of allowance for credit loss, net					26,000	66,000
Write back of allowance for inventories obsolescence					19,000	168,000
Exchange gain		82		105,000	9,000	143,000
Other income		392		504,000	84,000	244,000
Total other loss, net		(20)		(27,000)	(182,000)	(71,000)
Income before income taxes		5,571		7,163,000	2,615,000	8,126,000
Income tax expense		(1,226)		(1,577,000)	(731,000)	(1,046,000)
NET INCOME		4,345		5,586,000	1,884,000	7,080,000
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustments			[1]
COMPREHENSIVE INCOME		$ 4,345		$ 5,586,000	$ 1,884,000	$ 7,080,000
Earnings per share
Basic | (per share)		$ 0.15		$ 0.20	$ 0.07	$ 0.25
Diluted | (per share)		$ 0.15		$ 0.20	$ 0.07	$ 0.25
Weighted average number of ordinary shares outstanding
Basic	[2]	28,571,789		28,571,789	27,796,502	27,796,502
Diluted	[2]	28,571,789		28,571,789	27,796,502	27,796,502

[1]	– denotes amount less than $’000.
[2]	Basic earnings per share is calculated by dividing net income for the period, net of tax, by the weighted average number of ordinary shares outstanding during the financial period. The basic and diluted earnings per share are the same as there were no other outstanding convertibles or other dilutive equity instruments.